Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net earnings	$ 6,085	$ 17,345
Other comprehensive income:
Cash flow hedges, net of tax	0	317
Other Comprehensive Income (Loss)	0	317
Comprehensive income	$ 6,085	$ 17,662